                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21547

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Global Total Return
                                                  Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville
                                        Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:  James S. Hamman, Jr., Secretary,
                                        Calamos Advisors, LLC,
                                        2020 Calamos Court,
                                        Naperville, Illinois
                                        60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2007

DATE OF REPORTING PERIOD: January 31, 2007

                        CALAMOS GLOBAL TOTAL RETURN FUND

ITEM 1. SCHEDULE OF INVESTMENTS January 31, 2007 (UNAUDITED)

                        CALAMOS GLOBAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
CORPORATE BONDS (41.6%)

                   CONSUMER DISCRETIONARY (17.0%)
$  2,500,000       Asbury Automotive Group, Inc. @@
                   9.000%, 06/15/12                              $     2,628,125
   2,250,000       Beazer Homes USA, Inc. @@
                   8.375%, 04/15/12                                    2,323,125
   2,060,000       DIRECTV Financing Company, Inc.
                   8.375%, 03/15/13                                    2,165,575
   1,000,000       Expedia, Inc.*
                   7.456%, 08/15/18                                    1,031,968
   1,800,000       GameStop Corp.<
                   8.000%, 10/01/12                                    1,912,500
   1,000,000       General Motors Corp.
                   7.200%, 01/15/11                                      977,500
   1,875,000       Goodyear Tire & Rubber Company<
                   7.857%, 08/15/11                                    1,926,562
   2,000,000       Hanes Brands, Inc.*++
                   8.735%, 12/15/14                                    2,065,000
   1,000,000       Idearc, Inc.*
                   8.000%, 11/15/16                                    1,021,250
     350,000       Jarden Corp.
                   9.750%, 05/01/12                                      372,313
   2,000,000       Liberty Media Corp.
                   8.250%, 02/01/30                                    1,986,648
   2,000,000       Mandalay Resort Group<
                   7.625%, 07/15/13                                    1,990,000
   2,325,000       NCL Holding, ASA@@
                   10.625%, 07/15/14                                   2,377,312
     825,000       Warner Music Group
                   7.375%, 04/15/14                                      816,750
                                                                 ---------------
                                                                      23,594,628
                                                                 ---------------
                   CONSUMER STAPLES (2.2%)
   1,500,000       Del Monte Foods Company
                   8.625%, 12/15/12                                    1,590,000
                   Pilgrim's Pride Corp.
   1,000,000       8.375%, 05/01/17<                                     990,000
     500,000       7.625%, 05/01/15                                      497,500
                                                                 ---------------
                                                                       3,077,500
                                                                 ---------------
                   ENERGY (3.6%)
   1,000,000       Giant Industries, Inc.
                   8.000%, 05/15/14                                    1,078,750
   1,300,000       Hanover Compressor Company@@
                   9.000%, 06/01/14                                    1,391,000
   1,700,000       Paramount Resources, Ltd.
                   8.500%, 01/31/13                                    1,680,875
     750,000       Petroleo Brasileiro, SA
                   8.375%, 12/10/18                                      889,500
                                                                 ---------------
                                                                       5,040,125
                                                                 ---------------
                   FINANCIALS (0.4%)
     500,000       E*TRADE Financial Corp.
                   7.875%, 12/01/15                                      537,500
                                                                 ---------------
                   HEALTH CARE (2.1%)
   1,800,000       HCA, Inc.* @@
                   9.250%, 11/15/16                                    1,917,000

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  1,000,000       Tenet Healthcare Corp. @@
                   9.250%, 02/01/15                              $     1,002,500
                                                                 ---------------
                                                                       2,919,500
                                                                 ---------------
                   INDUSTRIALS (3.1%)
   1,700,000       General Cable Corp. @@
                   9.500%, 11/15/10                                    1,802,000
   1,800,000       H&E Equipment Service, Inc. @@
                   8.375%, 07/15/16                                    1,912,500
     500,000       Sequa Corp.
                   8.875%, 04/01/08                                      516,250
                                                                 ---------------
                                                                       4,230,750
                                                                 ---------------
                   INFORMATION TECHNOLOGY (5.0%)
     900,000       Avago Technologies*<
                   11.875%, 12/01/15                                     990,000
   2,000,000       Freescale Semiconductor, Inc.*
                   8.875%, 12/15/14                                    2,000,000
   1,000,000       iPayment, Inc.
                   9.750%, 05/15/14                                    1,035,000
   2,700,000       SunGard Data Systems, Inc. @@
                   9.125%, 08/15/13                                    2,855,250
                                                                 ---------------
                                                                       6,880,250
                                                                 ---------------
                   MATERIALS (3.0%)
     900,000   EUR Ineos Group Holdings, PLC*
                   7.875%, 02/15/16                                    1,108,499
   1,000,000       Polyone Corp.<
                   8.875%, 05/01/12                                      997,500
   2,000,000       The Mosaic Company*<
                   7.625%, 12/01/16                                    2,055,000
                                                                 ---------------
                                                                       4,160,999
                                                                 ---------------
                   TELECOMMUNICATION SERVICES (3.4%)
     900,000       Citizens Communications Company@@
                   9.000%, 08/15/31                                      974,250
     500,000       Leap Wireless International, Inc.*
                   9.375%, 11/01/14                                      527,500
   2,250,000       Sprint Nextel Corp. @@
                   11.000%, 07/31/10                                   2,418,547
     750,000       Windstream Corp.<
                   8.625%, 08/01/16                                      822,188
                                                                 ---------------
                                                                       4,742,485
                                                                 ---------------
                   UTILITIES (1.8%)
     750,000       Edison International
                   7.730%, 06/15/09                                      776,250
   1,600,000       PSEG Energy Holdings, Inc. @@
                   10.000%, 10/01/09                                   1,748,000
                                                                 ---------------
                                                                       2,524,250
                                                                 ---------------
                   TOTAL CORPORATE BONDS
                   (Cost $56,406,283)                                 57,707,987
                                                                 ---------------
CONVERTIBLE BONDS (12.6%)

                   CONSUMER DISCRETIONARY (6.8%)
   1,500,000       General Motors Corp. @@
                   6.250%, 07/15/33                                    1,431,000
     250,000   EUR Intralot SA
                   2.250%, 12/20/13                                      354,348

                See accompanying notes to Schedule of Investments

                        CALAMOS GLOBAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  1,700,000   GBP Punch Taverns Redwood Jersey Company Ltd.
                   5.000%, 12/14/10                              $     4,108,185
  14,000,000   ZAR Steinhoff International Holdings, Ltd.
                   5.700%, 07/31/13                                    2,147,882
   1,100,000       The Interpublic Group of Companies, Inc.*++
                   5.710%, 06/15/09                                    1,423,730
                                                                 ---------------
                                                                       9,465,145
                                                                 ---------------
                   HEALTH CARE (1.3%)
   1,700,000       Wyeth++
                   4.877%, 01/15/24                                    1,826,310
                                                                 ---------------
                   INDUSTRIALS (1.0%)
   1,175,000       Quanta Services, Inc.*
                   3.750%, 04/30/26                                    1,349,781
                                                                 ---------------
                   INFORMATION TECHNOLOGY (1.7%)
   2,500,000       Intel Corp.< @@
                   2.950%, 12/15/35                                    2,300,000
                                                                 ---------------
                   UTILITIES (1.8%)
   1,550,000   EUR International Power, PLC
                   3.250%, 07/20/13                                    2,460,119
                                                                 ---------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $15,996,676)                                 17,401,355
                                                                 ---------------

  NUMBER OF
   SHARES                                                             VALUE
------------                                                     ---------------
CONVERTIBLE PREFERRED STOCKS (10.4%)

                   CONSUMER DISCRETIONARY (2.4%)
      90,000       Ford Motor Company Capital Trust II@@
                   6.500%                                              3,318,300
                                                                 ---------------
                   FINANCIALS (7.3%)
         550       Fortis Insurance, N.V. (Assurant,
                   Inc.)* @@&
                   7.750%                                                779,955
     101,000       Lehman Brothers Holdings, Inc.
                   (General Mills, Inc.) @@&
                   6.250%                                              2,764,370
      32,000       Metlife, Inc. @@
                   6.375%                                              1,005,440
      22,000       Morgan Stanley (Nuveen Investments,
                   Inc.) @@&
                   5.875%                                                959,750
      15,000       National Australia Bank, Ltd.
                   7.875%                                                768,000
       4,700   CHF Swiss Re
                   6.000%                                              3,897,412
                                                                 ---------------
                                                                      10,174,927
                                                                 ---------------
                   INDUSTRIALS (0.7%)
     250,000   GBP BAE Systems, PLC
                   7.750%                                                968,001
                                                                 ---------------
                   TOTAL CONVERTIBLE PREFERRED STOCKS
                   (Cost $13,337,335)                                 14,461,228
                                                                 ---------------

  NUMBER OF
   SHARES                                                             VALUE
------------                                                     ---------------
COMMON STOCKS (75.7%)

                   CONSUMER DISCRETIONARY (8.0%)
      20,000       Carnival Corp.                                $     1,031,200
     135,000   HKD Esprit Holdings, Ltd.                               1,373,093
      10,000   JPY Fast Retailing Company, Ltd.                          794,886
      53,000   SEK Hennes & Mauritz AB                                 2,867,359
      50,000   JPY Honda Motor Company, Ltd.                           1,965,021
      20,000   EUR Industria de Diseno Textil, SA                      1,136,765
      70,000   GBP Marks & Spencer Group PLC                             931,561
      10,000       Nike, Inc. @@                                         988,100
                                                                 ---------------
                                                                      11,087,985
                                                                 ---------------
                   CONSUMER STAPLES (12.7%)
     100,000   GBP British American Tobacco, PLC                       3,044,591
      30,000       Coca-Cola Company@@                                 1,436,400
     600,000   MXN Grupo Modelo, S.A. de CV                            3,265,926
      30,000   EUR Heineken, NV                                        1,521,340
      24,000   EUR InBev, NV                                           1,548,040
       7,000   CHF Nestle Holdings, Inc.                               2,572,067
      40,000       Reynolds American, Inc.                             2,580,000
     375,000   MXN Wal-Mart de Mexico SA de CV                         1,664,250
                                                                 ---------------
                                                                      17,632,614
                                                                 ---------------
                   ENERGY (8.0%)
      30,000       Chevron Corp. @@                                    2,186,400
      80,000   EUR ENI S.p.A.                                          2,578,445
      92,000   EUR Motor Oil (Hellas) Corinth
                   Refineries, SA                                      2,462,967
      31,000       PetroChina Company, Ltd.<                           3,823,230
                                                                 ---------------
                                                                      11,051,042
                                                                 ---------------
                   FINANCIALS (16.5%)
     105,000   AUD Australian Stock Exchange, Ltd.#                    3,105,883
     205,000   JPY Daiwa Securities Group, Inc.                        2,522,128
      27,600   EUR EFG Eurobank Ergasias                               1,083,991
       7,000       Goldman Sachs Group, Inc. @@                        1,485,120
      40,000       J.P. Morgan Chase & Company@@                       2,037,200
      43,000   AUD Macquarie Bank, Ltd.                                2,708,433
      48,000   EUR Piraeus Bank, SA                                    1,732,128
     170,000   AUD QBE Insurance Group, Ltd.                           4,080,357
     924,000   SGD Singapore Exchange, Ltd.                            4,085,058
                                                                 ---------------
                                                                      22,840,298
                                                                 ---------------
                   HEALTH CARE (8.2%)
      43,000   JPY Astellas Pharma, Inc.                               1,834,925
      24,000   GBP AstraZeneca, PLC                                    1,343,648
      21,000   AUD CSL, Ltd.                                           1,137,057
      21,000       Johnson & Johnson                                   1,402,800
      60,000       Merck & Company, Inc. @@                            2,685,000
      72,000       Pfizer, Inc. @@                                     1,889,280
       6,000   CHF Roche Holding, AG                                   1,130,094
                                                                 ---------------
                                                                      11,422,804
                                                                 ---------------
                   INDUSTRIALS (1.1%)
      90,000   AUD Leighton Holdings, Ltd.                             1,544,284
                                                                 ---------------
                   INFORMATION TECHNOLOGY (16.9%)
      37,000   JPY Canon, Inc.                                         1,952,594
      47,000   JPY HOYA Corp.                                          1,713,037
      90,000       Infosys Technologies, Ltd. @@                       5,220,000
      60,000       Microsoft Corp. @@                                  1,851,600
       7,500   JPY Nintendo Company, Ltd.                              2,222,415
     190,000   EUR Nokia Corp.                                         4,202,457
     175,000   ZAR Reunert, Ltd.                                       2,067,496

                See accompanying notes to Schedule of Investments

                        CALAMOS GLOBAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  NUMBER OF
   SHARES                                                             VALUE
------------                                                     ---------------
      20,000   EUR SAP, AG                                       $       926,955
     270,000   JPY Toshiba Corp.                                       1,728,390
     240,000   HKD VTech Holdings, Ltd.                                1,486,498
                                                                 ---------------
                                                                      23,371,442
                                                                 ---------------
                   MATERIALS (0.4%)
       7,000   CAD Teck Cominco, Ltd.                                    516,077
                                                                 ---------------
                   TELECOMMUNICATION SERVICES (3.0%)
      38,000       America Movil, S.A. de C.V. @@                      1,685,680
     400,000   GBP BT Group, PLC#                                      2,418,026
                                                                 ---------------
                                                                       4,103,706
                                                                 ---------------
                   UTILITIES (0.9%)
      45,000   GBP Scottish & Southern Energy                          1,327,097
                                                                 ---------------
                   TOTAL COMMON STOCKS
                   (Cost $87,853,126)                                104,897,349
                                                                 ---------------
WARRANTS (0.3%)

                   CONSUMER DISCRETIONARY  (0.3%)
      36,362       Expedia, Inc.#
                   05/07/12, Strike $24.46                                95,450
      36,362       IAC/InterActiveCorp#
                   05/07/12, Strike $30.54                               286,351
                                                                 ---------------
                   TOTAL WARRANTS
                   (Cost $302,350)                                       381,801
                                                                 ---------------

  NUMBER OF
  CONTRACTS                                                           VALUE
------------                                                     ---------------
PUT OPTIONS (0.2%)

                   FINANCIALS (0.2%)
                   SPDR Trust Series 1#
         668       Put, 03/17/07, Strike $350.00                           5,010
                   SPDR Trust Series 1#
       1,000       Put, 12/22/07, Strike $137.00                         330,000
                                                                 ---------------
                   TOTAL PUT OPTIONS
                   (Cost $500,314)                                       335,010
                                                                 ---------------

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
SHORT-TERM INVESTMENT (1.3%)

                   COMMERCIAL PAPER (1.3%)
$  1,804,000       Citigroup, Inc.
                   5.210%, 02/01/07
                   (Cost $1,804,000)                                   1,804,000
                                                                 ---------------

  NUMBER OF
   SHARES                                                             VALUE
------------                                                     ---------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (10.1%)
  13,981,000       Bank of New York Institutional Cash
                   Reserve Fund
                   current rate 5.384%
                   (Cost $13,981,000)                                 13,981,000
                                                                 ---------------
TOTAL INVESTMENTS (152.2%)
(Cost $190,181,084)                                              $   210,969,730
                                                                 ---------------

  NUMBER OF
  CONTRACTS                                                           VALUE
------------                                                     ---------------
WRITTEN OPTIONS (-0.8%)

                   FINANCIALS (-0.8%)
                   iShares MSCI EAFE Index Fund
       5,275       Call, 03/17/07, Strike $75.00                        (540,688)
                   SPDR Trust Series 1
         500       Call, 03/17/07, Strike $144.00                       (110,000)
         450       Call, 03/17/07, Strike $145.00                        (72,000)
         350       Call, 03/17/07, Strike $135.00                       (343,000)
         100       Call, 03/17/07, Strike $139.00                        (61,000)
                                                                 ---------------
                   TOTAL WRITTEN OPTIONS
                   (Premium $852,148)                                 (1,126,688)
                                                                 ---------------
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-10.1%)                    13,981,000
                                                                 ---------------
OTHER ASSETS, LESS LIABILITIES (1.3%)                                  1,766,932
                                                                 ---------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS
PAYABLE (-42.6%)                                                     (59,008,112)
                                                                 ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)            $   138,620,862
                                                                 ---------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $14,919,902 or 10.8% of net assets.

<    Security, or portion of security, is on loan.

#    Non-income producing security.

++ Variable rate or step bond security. The interest rate shown is the rate in effect at January 31, 2007.

@@ Security position is held in a segregated account as collateral for written options aggregating a total market value of $52,081,403.

& Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

JPY  Japanese Yen

MXN  Mexican Peso

                See accompanying notes to Schedule of Investments

                        CALAMOS GLOBAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

SEK  Swedish Krona

SGD  Singapore Dollar

ZAR  South African Rand

                See accompanying notes to Schedule of Investments

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Global Total Return Fund (the "Fund") was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income.

PORTFOLIO VALUATION. The valuation of the Fund's portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Fund determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

The Fund also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices.

INVESTMENT TRANSACTIONS. Short-term and long-term investment transactions are recorded on a trade date basis on January 31, 2007.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 - INVESTMENTS

The following information is presented on a Federal income tax basis as of January 31, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.

Cost basis of investments                    $190,428,254
                                             ------------
Gross unrealized appreciation                  21,569,717
Gross unrealized depreciation                  (1,028,241)
                                             ------------
Net unrealized appreciation (depreciation)   $ 20,541,476
                                             ------------

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

NOTE 3 - FORWARD FOREIGN CURRENCY CONTRACTS

There were no open forward foreign currency contracts at January 31, 2007.

NOTE 4 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component", which may be a convertible or non-convertible security) and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5 - PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 2,360 shares of Preferred Shares outstanding consist of one series, 2,360 shares of T. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

NOTE 6 - SECURITIES LENDING

For the three-month period ended January 31, 2007, the Fund loaned certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. At January 31, 2007, the Fund had securities valued at $13,461,675 that were on loan to broker-dealers and banks and $13,981,000 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Total Return Fund


By: /s/ John P. Calamos, Sr.
    --------------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Total Return Fund


By: /s/ John P. Calamos, Sr.
    --------------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 28, 2007


By: /s/ Patrick H. Dudasik
    --------------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: March 28, 2007